Consolidated Statements of Changes in Shareholders’ Equity - EUR (€)	Number of Outstanding Shares	Share Capital	Additional Paid In Capital	Reserve	Retained Earnings (Deficit)	Total
Balance at Dec. 31, 2020		€ 4,285		€ 169,993	€ (53,947)	€ 120,331
Balance (in Shares) at Dec. 31, 2020	50,085,700
Transfer from reserve to retained earnings				(53,947)	53,947
Net income(loss)					267,222	267,222
Balance at Dec. 31, 2021		4,285		116,046	267,222	387,553
Balance (in Shares) at Dec. 31, 2021	50,085,700
Issuance of common stock to related party for cash		2,500,000				2,500,000
Transfer from retained earnings to reserve				267,222	(267,222)
Net income(loss)					1,028,578	1,028,578
Balance at Dec. 31, 2022		€ 2,504,285		383,268	1,028,578	3,916,131
Balance (in Shares) at Dec. 31, 2022	50,085,700	50,085,700
Transfer from retained earnings to reserve				1,028,578	(1,028,578)
Issuance of common stock from initial public offering for cash		250,000	3,104,781			3,354,781
Issuance of common stock from initial public offering for cash (in Shares)	5,000,000
Net income(loss)					(2,013,788)	(2,013,788)
Balance at Dec. 31, 2023		€ 2,754,285	€ 3,104,781	€ 1,411,846	€ (2,013,788)	€ 5,257,124
Balance (in Shares) at Dec. 31, 2023	55,085,700